Stock-based Compensation - Schedule of Fair Value of Stock Options Granted/Modified (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price (in Dollars per share)	$ 23.1	$ 21.3
Exercise price (in Dollars per share)	$ 23.1	$ 21.3
Dividend yield	0.00%	0.00%
Expected volatility	108.80%	80.00%	80.00%
Risk-Free interest rate	3.87%	4.29%
Expected life (in years)	5 years
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility		122.30%
Expected life (in years)		6 years 1 month 9 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility		122.40%
Expected life (in years)		6 years 3 months